UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2018 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 69.3%
Communication Services - 6.8%
CenturyLink	28,000	$593,600
Discovery, Class C *	19,000	562,020
Walt Disney	7,000	818,580
		1,974,200
Consumer Discretionary - 4.8%
Gildan Activewear	19,000	578,170
LKQ *	12,200	386,374
Winnebago Industries	13,000	430,950
		1,395,494
Consumer Staples - 7.1%
Anheuser-Busch InBev - ADR	6,500	569,205
Crimson Wine Group *	30,000	268,500
Hershey	6,800	693,600
Wal-Mart Stores	5,500	516,505
		2,047,810
Energy - 1.9%
Chevron	4,418	540,233

Financials - 7.8%
Arthur J. Gallagher	7,000	521,080
Berkshire Hathaway, Class A *	2	640,000
Berkshire Hathaway, Class B *	2,900	620,919
Opus Bank	17,000	465,800
		2,247,799
Health Care - 11.1%
Gilead Sciences	7,000	540,470
Johnson & Johnson	6,000	829,020
Pfizer	20,000	881,400
Thermo Fisher Scientific	4,000	976,320
		3,227,210
Industrials - 10.0%
Aerojet Rocketdyne Holdings *	17,500	594,825
Boeing	3,000	1,115,700
Kansas City Southern	4,600	521,088
Lincoln Electric Holdings	7,000	654,080
		2,885,693
Information Technology - 3.5%
Microsoft	9,000	1,029,330

Materials - 6.2%
Compass Minerals International	6,000	403,200
Constellium, Class A *	20,000	247,000
Orion Engineered Carbons	24,000	770,400
Vulcan Materials	3,500	389,200
		1,809,800
Real Estate - 10.1%
Brookfield Asset Management, Class A	18,000	801,540
Texas Pacific Land Trust	2,000	1,725,120
Weyerhaeuser - REIT	12,800	413,056
		2,939,716
Total Common Stocks
(Cost $10,189,959)		20,097,285

CORPORATE BONDS - 21.7%	Par

Consumer Discretionary - 4.0%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	$254,399
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	436,377
McDonald’s
1.875%, 05/29/2019	250,000	248,616
Newell Rubbermaid
3.900%, 11/01/2025	250,000	232,756
		1,172,148
Consumer Staples - 3.5%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	257,330
Bunge Limited Finance
3.500%, 11/24/2020	250,000	249,347
Campbell Soup
2.500%, 08/02/2022	300,000	284,854
Constellation Brands
2.250%, 11/06/2020	250,000	244,398
		1,035,929
Communication Services - 0.9%
Viacom
3.875%, 12/15/2021	250,000	250,824

Energy - 0.9%
Murphy Oil
4.450%, 12/01/2022	250,000	248,742

Financials - 3.9%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	241,716
Old Republic International
3.875%, 08/26/2026	500,000	478,971
Opus Bank
5.500%, 07/01/2026	400,000	401,171
		1,121,858
Health Care - 1.2%
Stryker
4.375%, 01/15/2020	200,000	203,261
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	145,612
		348,873
Industrials - 3.4%
General Electric
5.000%, 12/29/2049	500,000	487,750
Hexcel
4.700%, 08/15/2025	250,000	255,433
Keysight Technologies
4.550%, 10/30/2024	250,000	252,956
		996,139
Information Technology - 3.0%
Corning
7.530%, 03/01/2023	110,000	121,070
Intel
2.700%, 12/15/2022	250,000	244,732
KLA-Tencor
4.650%, 11/01/2024	250,000	256,501
Motorola Solutions
3.750%, 05/15/2022	250,000	248,085
		870,388
Telecommunication Services - 0.9%
Qwest
7.125%, 11/15/2043	250,000	250,733

Total Corporate Bonds
(Cost $6,442,875)		6,295,634

U.S. GOVERNMENT AGENCY ISSUES - 5.1%	Par
Federal Home Loan Banks
1.800%, 09/27/2024 (a)	$500,000	$489,366
Federal Home Loan Mortgage Corporation
2.125%, 12/29/2022 (a)	500,000	490,238
2.000%, 12/20/2024 (a)	500,000	494,562
Total U.S. Government Agency Issues
(Cost $1,493,300)		1,474,166

MUNICIPAL BOND - 0.7%
Colony, Texas Local Development Corporation
2.594%, 10/01/2020 - BHAC Insured
Total Municipal Bond
(Cost $190,000)	190,000	187,724

SHORT-TERM INVESTMENT - 3.1%	Shares
First American Government Obligations, Class Z, 1.940% (b)
(Cost $904,801)	904,801	904,801

Total Investments - 99.9%
(Cost $19,220,935)		28,959,610
Other Assets and Liabilities, Net - 0.1%		36,812
Total Net Assets - 100.0%		$28,996,422

* Non-income producing security.
(a) Step-up bond; the interest rate shown is the rate in effect as of September 30, 2018.
(b) The rate shown is the annualized seven-day effective yield as of September 30, 2018.
ADR - American Depositary Receipt
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,097,285	$-	$-	$20,097,285
Corporate Bonds	-	6,295,634	-	6,295,634
U.S. Government Agency Issues	-	1,474,166	-	1,474,166
Municipal Bond	-	187,724	-	187,724
Short-Term Investment	904,801	-	-	904,801
Total Investments	$21,002,086	$7,957,524	$-	$28,959,610

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)       /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date      11/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date      11/26/2018

By (Signature and Title)        /s/ Ryan L. Roell
    Ryan L. Roell, Treasurer

Date      11/26/2018